Financial Instruments (Details) - Schedule of Assessment of the Probability of Default and the Loss Due to Default is Mainly Based on Historical Data and Adjust Historical Loss Rates - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Assessment of the Probability of Default and the Loss Due to Default is Mainly Based on Historical Data and Adjust Historical Loss Rates [Line Items]
Weighted-average loss rate	14.34%	14.07%
Gross carrying amount	$ 179,380	$ 169,352
Impairment loss allowance	(25,721)	(23,834)
Total	$ 153,659	$ 145,518
Current (not past due) [Member]
Schedule of Assessment of the Probability of Default and the Loss Due to Default is Mainly Based on Historical Data and Adjust Historical Loss Rates [Line Items]
Weighted-average loss rate	0.36%	0.39%
Gross carrying amount	$ 120,839	$ 124,219
Impairment loss allowance	(441)	(483)
Total	$ 120,398	$ 123,736
1-30 days past due [Member]
Schedule of Assessment of the Probability of Default and the Loss Due to Default is Mainly Based on Historical Data and Adjust Historical Loss Rates [Line Items]
Weighted-average loss rate	2.43%	3.42%
Gross carrying amount	$ 16,815	$ 11,816
Impairment loss allowance	(408)	(404)
Total	$ 16,407	$ 11,412
31-60 days past due [Member]
Schedule of Assessment of the Probability of Default and the Loss Due to Default is Mainly Based on Historical Data and Adjust Historical Loss Rates [Line Items]
Weighted-average loss rate	5.26%	4.50%
Gross carrying amount	$ 8,524	$ 3,864
Impairment loss allowance	(448)	(174)
Total	$ 8,076	$ 3,690
61-90 days past due [Member]
Schedule of Assessment of the Probability of Default and the Loss Due to Default is Mainly Based on Historical Data and Adjust Historical Loss Rates [Line Items]
Weighted-average loss rate	7.34%	14.25%
Gross carrying amount	$ 3,162	$ 1,958
Impairment loss allowance	(232)	(279)
Total	$ 2,930	$ 1,679
91-120 days past due [Member]
Schedule of Assessment of the Probability of Default and the Loss Due to Default is Mainly Based on Historical Data and Adjust Historical Loss Rates [Line Items]
Weighted-average loss rate	12.04%	19.89%
Gross carrying amount	$ 1,620	$ 890
Impairment loss allowance	(195)	(177)
Total	$ 1,425	$ 713
More than 120 days past due [Member]
Schedule of Assessment of the Probability of Default and the Loss Due to Default is Mainly Based on Historical Data and Adjust Historical Loss Rates [Line Items]
Weighted-average loss rate	84.44%	83.88%
Gross carrying amount	$ 28,420	$ 26,605
Impairment loss allowance	(23,997)	(22,317)
Total	$ 4,423	$ 4,288